UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (97.1%)[1]
Communication Services (3.8%)
*	Live Nation Entertainment Inc.	1,857,169	99,377
	Cinemark Holdings Inc.	2,173,036	88,921
	New York Times Co. Class A	2,758,778	70,928
*	Yelp Inc. Class A	1,095,772	39,908
*	TrueCar Inc.	3,874,598	36,344
*	Vonage Holdings Corp.	3,246,371	29,574
^	Lions Gate Entertainment Corp. Class A	1,545,000	28,382
*	Take-Two Interactive Software Inc.	245,503	25,913
*	ANGI Homeservices Inc. Class A	1,250,411	21,257
^	Match Group Inc.	377,147	20,174
	National CineMedia Inc.	2,481,152	17,145
	World Wrestling Entertainment Inc. Class A	190,975	15,725
*	Electronic Arts Inc.	156,843	14,467
*	Glu Mobile Inc.	1,479,213	14,407
*	Boingo Wireless Inc.	545,371	13,154
*	TripAdvisor Inc.	196,828	11,294
	Shenandoah Telecommunications Co.	72,141	3,436
*	TechTarget Inc.	223,256	3,237
*	Care.com Inc.	113,460	2,697
*	MSG Networks Inc.	56,187	1,259
*	Liberty TripAdvisor Holdings Inc. Class A	66,719	1,111
			558,710
Consumer Discretionary (14.8%)
*	Burlington Stores Inc.	726,272	124,708
*	MercadoLibre Inc.	257,892	93,873
	Carter’s Inc.	1,032,453	85,590
*	Skechers U.S.A. Inc. Class A	2,879,226	78,229
*	GrubHub Inc.	914,224	73,504
*	Under Armour Inc.	3,756,957	71,157
*	Deckers Outdoor Corp.	527,788	67,794
*	Etsy Inc.	1,126,433	61,560
	Acushnet Holdings Corp.	2,498,068	57,431
*	Grand Canyon Education Inc.	602,204	55,969
*	TRI Pointe Group Inc.	4,118,093	55,388
*	Houghton Mifflin Harcourt Co.	5,271,418	55,192
	La-Z-Boy Inc.	1,784,066	52,844
	Tenneco Inc. Class A	1,483,901	51,462
	Monro Inc.	680,000	48,729
	Hyatt Hotels Corp. Class A	697,000	48,727
	Children’s Place Inc.	451,816	43,718
	Hanesbrands Inc.	2,862,030	42,902
^	Cheesecake Factory Inc.	949,243	42,602
*	Sally Beauty Holdings Inc.	2,448,230	42,158
*	Chipotle Mexican Grill Inc. Class A	75,093	39,770
	Advance Auto Parts Inc.	244,000	38,845
*,^	Carvana Co. Class A	1,010,000	37,521
	Skyline Champion Corp.	1,998,100	36,086
	Core-Mark Holding Co. Inc.	1,280,723	35,707

*	Lululemon Athletica Inc.	240,959	35,616
*	Ulta Beauty Inc.	110,445	32,241
	Polaris Industries Inc.	375,944	31,534
	Chico’s FAS Inc.	5,289,553	30,679
*	Ollie’s Bargain Outlet Holdings Inc.	392,115	30,652
	Domino’s Pizza Inc.	107,669	30,549
	Aaron’s Inc.	601,521	30,112
	Shutterstock Inc.	732,266	29,298
	Wingstop Inc.	433,943	28,488
*	ServiceMaster Global Holdings Inc.	660,856	25,767
*	frontdoor Inc.	837,752	24,898
*	Bright Horizons Family Solutions Inc.	183,988	21,304
	PulteGroup Inc.	648,463	18,034
*	Crocs Inc.	605,641	17,394
*	Stamps.com Inc.	91,131	16,958
	Ross Stores Inc.	175,690	16,185
	Wolverine World Wide Inc.	459,323	15,759
	Bloomin’ Brands Inc.	814,026	15,002
	Expedia Group Inc.	118,134	14,087
	Lear Corp.	88,911	13,686
*	Planet Fitness Inc. Class A	233,478	13,523
*	LKQ Corp.	515,098	13,506
^	Brinker International Inc.	331,773	13,443
*,^	RH	97,135	13,198
	BJ’s Restaurants Inc.	257,034	12,808
	American Eagle Outfitters Inc.	606,305	12,805
	H&R Block Inc.	534,145	12,600
	Churchill Downs Inc.	134,550	12,376
*	Urban Outfitters Inc.	359,947	11,626
	Dick’s Sporting Goods Inc.	309,267	10,920
*	Weight Watchers International Inc.	335,108	10,723
*	Five Below Inc.	85,514	10,581
*	Chegg Inc.	260,026	9,158
	Tailored Brands Inc.	660,038	8,336
	Wendy’s Co.	456,417	7,905
*	Boot Barn Holdings Inc.	330,830	7,751
	Dine Brands Global Inc.	93,752	7,150
*	Penn National Gaming Inc.	258,657	6,270
*	SeaWorld Entertainment Inc.	238,510	6,213
*	Fossil Group Inc.	321,676	5,456
	Nordstrom Inc.	117,486	5,452
	Ruth’s Hospitality Group Inc.	231,639	5,351
*	NVR Inc.	1,889	5,025
*	Zumiez Inc.	171,866	4,367
*	MasterCraft Boat Holdings Inc.	199,385	4,353
	Movado Group Inc.	126,261	4,034
*	Helen of Troy Ltd.	30,783	3,572
	Extended Stay America Inc.	176,950	3,026
*	ZAGG Inc.	264,135	2,964
^	PetMed Express Inc.	120,038	2,842
*	Shake Shack Inc. Class A	53,073	2,535
	Tilly’s Inc. Class A	207,349	2,511
	Callaway Golf Co.	153,815	2,506
*	Fox Factory Holding Corp.	36,958	2,193
*	Malibu Boats Inc. Class A	47,885	1,942
*	Visteon Corp.	23,355	1,796
	Red Rock Resorts Inc. Class A	66,966	1,700

	Service Corp. International	34,111	1,464
*	Taylor Morrison Home Corp. Class A	77,005	1,455
*	Career Education Corp.	111,245	1,436
*	Conn’s Inc.	62,214	1,303
	International Game Technology plc	77,428	1,267
*	At Home Group Inc.	42,078	927
*	YETI Holdings Inc.	30,950	526
			2,190,604
Consumer Staples (2.5%)
*	Performance Food Group Co.	2,115,290	72,258
	Nu Skin Enterprises Inc. Class A	842,179	55,289
*	Post Holdings Inc.	547,584	50,827
	Casey’s General Stores Inc.	328,194	42,232
	Calavo Growers Inc.	382,015	31,081
*	Monster Beverage Corp.	473,203	27,086
	Sanderson Farms Inc.	199,283	24,532
	MGP Ingredients Inc.	327,488	23,511
	Medifast Inc.	88,536	11,265
*	BJ’s Wholesale Club Holdings Inc.	346,695	9,122
	Cal-Maine Foods Inc.	168,592	7,111
*	Herbalife Nutrition Ltd.	89,110	5,320
*	Boston Beer Co. Inc. Class A	15,517	3,866
	Lamb Weston Holdings Inc.	51,039	3,690
	Lancaster Colony Corp.	16,784	2,670
*	USANA Health Sciences Inc.	17,176	2,011
*	US Foods Holding Corp.	38,791	1,308
			373,179
Energy (1.4%)
*,^	Jagged Peak Energy Inc.	4,243,618	44,685
	Delek US Holdings Inc.	1,327,502	43,157
*	Apergy Corp.	781,753	26,283
	Cabot Oil & Gas Corp.	876,691	21,873
	Core Laboratories NV	282,190	19,037
*	Carrizo Oil & Gas Inc.	847,719	10,410
*	RigNet Inc.	665,780	8,895
*	Callon Petroleum Co.	1,051,287	8,557
	Range Resources Corp.	717,792	7,917
*	Renewable Energy Group Inc.	229,803	6,641
*	Denbury Resources Inc.	2,516,379	5,108
*	ProPetro Holding Corp.	261,139	4,267
	Mammoth Energy Services Inc.	119,621	2,647
*	CONSOL Energy Inc.	57,656	2,049
*	W&T Offshore Inc.	252,712	1,274
*	Laredo Petroleum Inc.	292,818	1,113
*	Abraxas Petroleum Corp.	932,093	1,109
			215,022
Financials (6.7%)
*	SVB Financial Group	404,509	94,404
	Assured Guaranty Ltd.	1,682,439	68,240
	Voya Financial Inc.	1,368,071	63,520
	Assurant Inc.	652,181	62,864
*	MGIC Investment Corp.	4,808,540	60,011
	Sterling Bancorp	3,092,926	59,508
	LPL Financial Holdings Inc.	841,236	59,198
	Synovus Financial Corp.	1,668,450	59,096
	Nasdaq Inc.	633,599	55,782

	Redwood Trust Inc.	3,113,939	50,228
	BOK Financial Corp.	578,553	48,084
*	Texas Capital Bancshares Inc.	777,048	45,279
	MarketAxess Holdings Inc.	148,121	31,812
	FirstCash Inc.	377,986	31,157
	WisdomTree Investments Inc.	4,472,944	29,969
*	Green Dot Corp. Class A	331,637	24,548
	Primerica Inc.	162,506	18,261
*	PRA Group Inc.	587,036	17,323
*	Credit Acceptance Corp.	34,560	13,756
	MSCI Inc. Class A	79,054	13,460
	Universal Insurance Holdings Inc.	320,680	12,096
*	Essent Group Ltd.	275,743	10,961
	Walker & Dunlop Inc.	223,420	10,740
	Bank OZK	274,557	8,330
	Bank of NT Butterfield & Son Ltd.	221,755	7,772
	Greenhill & Co. Inc.	276,688	6,934
*	Enova International Inc.	195,333	4,502
	East West Bancorp Inc.	83,376	4,195
*	Blucora Inc.	137,400	4,055
*	OneMain Holdings Inc.	130,859	3,911
^	First Financial Bankshares Inc.	62,869	3,841
*	Regional Management Corp.	104,227	2,864
	LegacyTexas Financial Group Inc.	55,112	2,196
	Solar Capital Ltd.	90,488	1,856
	Kemper Corp.	23,057	1,733
	Cadence BanCorp Class A	25,291	474
			992,960
Health Care (18.4%)
*	ICON plc	1,219,109	170,529
*	Insulet Corp.	1,695,083	137,624
*	Medidata Solutions Inc.	1,535,059	108,928
*	Mettler-Toledo International Inc.	118,065	75,344
*	Amedisys Inc.	572,866	75,137
	Hill-Rom Holdings Inc.	697,652	69,779
*	Haemonetics Corp.	682,851	67,541
*	DexCom Inc.	442,182	62,361
*	LHC Group Inc.	563,500	59,579
*	BioMarin Pharmaceutical Inc.	601,000	59,000
*	Molina Healthcare Inc.	442,681	58,868
*	Penumbra Inc.	390,676	56,847
*	Globus Medical Inc.	1,230,133	55,418
*	athenahealth Inc.	371,360	50,037
*	Integra LifeSciences Holdings Corp.	983,017	46,556
*	IDEXX Laboratories Inc.	195,506	41,600
*	PRA Health Sciences Inc.	382,249	40,507
*	Seattle Genetics Inc.	510,105	38,987
*	Omnicell Inc.	579,100	37,717
*	Ultragenyx Pharmaceutical Inc.	740,000	36,497
*	Syneos Health Inc.	663,327	33,856
*	Illumina Inc.	120,739	33,782
	STERIS plc	291,622	33,262
*	ABIOMED Inc.	94,021	33,008
*	Bluebird Bio Inc.	246,900	32,944
*	Veeva Systems Inc. Class A	286,396	31,234
*	Intuitive Surgical Inc.	59,631	31,225
*	Premier Inc. Class A	778,000	30,957

*	Pacira Pharmaceuticals Inc.	758,087	30,839
*	Blueprint Medicines Corp.	408,700	29,463
*,^	Ligand Pharmaceuticals Inc.	244,702	28,899
*	Arena Pharmaceuticals Inc.	612,048	28,136
*,^	CRISPR Therapeutics AG	866,824	28,111
*	Neogen Corp.	428,303	26,088
*	HealthEquity Inc.	408,000	25,435
*	Avanos Medical Inc.	550,800	25,089
*	Repligen Corp.	412,603	23,523
*	BioTelemetry Inc.	325,873	23,404
	ResMed Inc.	244,259	23,246
*	MEDNAX Inc.	636,201	22,973
*	Hologic Inc.	514,640	22,850
	Cooper Cos. Inc.	77,766	21,678
	Encompass Health Corp.	321,933	21,518
*	Cambrex Corp.	465,000	20,297
*	Teladoc Health Inc.	312,265	20,047
*	HMS Holdings Corp.	650,658	19,513
*	Charles River Laboratories International Inc.	158,321	19,504
*	Ionis Pharmaceuticals Inc.	333,092	19,319
*	Nevro Corp.	397,280	19,292
*	Cerner Corp.	340,984	18,723
	Chemed Corp.	61,390	18,291
*	Prestige Consumer Healthcare Inc.	629,560	17,577
*	Exact Sciences Corp.	195,019	17,567
*	Quidel Corp.	296,986	17,234
*	Emergent BioSolutions Inc.	273,358	17,055
*	NuVasive Inc.	339,672	17,031
*	Medpace Holdings Inc.	261,944	16,869
*	Masimo Corp.	130,770	16,266
*	Exelixis Inc.	626,731	14,772
*	Genomic Health Inc.	192,629	14,603
*	Catalent Inc.	395,022	14,588
*	Inogen Inc.	95,841	14,492
	Bruker Corp.	405,702	14,224
*	Acadia Healthcare Co. Inc.	509,162	13,931
*	Spark Therapeutics Inc.	288,598	13,801
*	Spectrum Pharmaceuticals Inc.	1,229,773	13,773
*	Tenet Healthcare Corp.	590,174	12,978
*	Align Technology Inc.	50,597	12,596
*	AxoGen Inc.	761,982	12,573
*	Atara Biotherapeutics Inc.	325,728	12,378
*	Heron Therapeutics Inc.	451,494	12,145
*	ICU Medical Inc.	48,242	12,003
*	Vanda Pharmaceuticals Inc.	433,263	11,754
*	Neurocrine Biosciences Inc.	124,901	11,019
*	Endo International plc	1,109,995	10,822
*	FibroGen Inc.	186,482	10,583
*	Alkermes plc	319,397	10,499
*	Acorda Therapeutics Inc.	608,637	10,122
*	Immunomedics Inc.	679,255	10,046
*	Revance Therapeutics Inc.	579,300	10,005
*	Tivity Health Inc.	440,312	9,801
*	Enanta Pharmaceuticals Inc.	120,395	9,563
*	Agios Pharmaceuticals Inc.	166,298	8,914
*	Integer Holdings Corp.	107,963	8,744
	Ensign Group Inc.	188,969	8,233

*	Tandem Diabetes Care Inc.	187,297	8,144
*	STAAR Surgical Co.	201,482	7,199
*	Halozyme Therapeutics Inc.	432,814	7,003
*	Array BioPharma Inc.	354,736	6,623
*,^	Viking Therapeutics Inc.	792,146	6,464
*	Vericel Corp.	375,017	6,450
*	CareDx Inc.	218,998	6,139
*	Ironwood Pharmaceuticals Inc. Class A	407,137	5,562
*,^	DBV Technologies SA ADR	749,655	5,060
	LeMaitre Vascular Inc.	205,549	4,900
*	BioCryst Pharmaceuticals Inc.	509,119	4,419
*	Myriad Genetics Inc.	156,116	4,401
*	ImmunoGen Inc.	823,076	4,321
*	Sangamo Therapeutics Inc.	344,267	4,025
*	Horizon Pharma plc	185,291	3,982
*	Assertio Therapeutics Inc.	790,433	3,525
*	Cytokinetics Inc.	492,604	3,463
*	MacroGenics Inc.	290,309	3,405
*	Natera Inc.	212,772	2,892
*	ArQule Inc.	742,210	2,746
*	REGENXBIO Inc.	60,749	2,671
*	CytomX Therapeutics Inc.	153,833	2,612
	US Physical Therapy Inc.	22,945	2,430
*	Amphastar Pharmaceuticals Inc.	96,799	2,203
*	Novavax Inc.	845,786	1,979
*	Endologix Inc.	2,540,186	1,924
*	Tactile Systems Technology Inc.	28,587	1,903
*	AMN Healthcare Services Inc.	27,860	1,805
	Luminex Corp.	61,241	1,708
*	Innoviva Inc.	97,824	1,673
*	Orthofix Medical Inc.	30,521	1,652
*	Select Medical Holdings Corp.	97,992	1,531
*	Voyager Therapeutics Inc.	138,543	1,453
*	Biohaven Pharmaceutical Holding Co. Ltd.	35,238	1,342
	CONMED Corp.	17,987	1,265
*,^	Madrigal Pharmaceuticals Inc.	10,921	1,264
*	WellCare Health Plans Inc.	4,522	1,250
*,^	TransEnterix Inc.	427,039	1,162
*	Invitae Corp.	81,994	1,154
*	IntriCon Corp.	39,935	1,035
*	Esperion Therapeutics Inc.	20,996	975
*	Tabula Rasa HealthCare Inc.	15,991	964
*	Alder Biopharmaceuticals Inc.	60,254	848
*	Arbutus Biopharma Corp.	188,366	695
*	Zogenix Inc.	14,350	628
*	Arrowhead Pharmaceuticals Inc.	42,864	605
*	Supernus Pharmaceuticals Inc.	14,001	534
			2,723,911
Industrials (17.9%)
*	TriNet Group Inc.	2,321,335	105,992
*	Kirby Corp.	1,404,335	105,199
*	Sensata Technologies Holding plc	1,935,774	91,949
	Woodward Inc.	966,073	87,768
*	Trex Co. Inc.	1,205,100	84,068
*	Copart Inc.	1,448,000	73,312
	John Bean Technologies Corp.	904,929	71,888
*	Chart Industries Inc.	925,671	69,148

*	AerCap Holdings NV	1,373,256	64,900
	HEICO Corp. Class A	906,241	63,464
	EnerSys	743,512	63,392
	MSC Industrial Direct Co. Inc. Class A	750,229	62,637
	AGCO Corp.	960,474	61,662
	IDEX Corp.	430,849	59,397
	Advanced Drainage Systems Inc.	2,138,455	54,531
	Fortune Brands Home & Security Inc.	1,201,300	54,419
*	Middleby Corp.	410,470	48,279
	Watts Water Technologies Inc. Class A	644,118	48,225
*	Spirit Airlines Inc.	800,881	47,108
	Actuant Corp. Class A	2,045,019	46,810
*	Proto Labs Inc.	365,597	45,389
	Kennametal Inc.	1,160,530	43,613
	TransUnion	690,915	42,021
*	SPX FLOW Inc.	1,272,446	41,698
*	Clean Harbors Inc.	694,981	41,150
*	United Rentals Inc.	316,000	39,582
*	Teledyne Technologies Inc.	172,000	38,566
	GATX Corp.	498,557	37,731
	Heartland Express Inc.	1,879,932	37,617
*	CoStar Group Inc.	91,243	35,652
*	Masonite International Corp.	615,000	35,178
	Multi-Color Corp.	724,747	33,737
*	XPO Logistics Inc.	545,538	33,158
*	Verisk Analytics Inc. Class A	268,691	31,547
	Forward Air Corp.	521,813	30,542
	ABM Industries Inc.	817,694	27,957
	Allegion plc	321,658	27,618
*	MRC Global Inc.	1,721,000	26,882
	Tennant Co.	422,220	24,797
*	Mercury Systems Inc.	411,366	24,118
	Harris Corp.	155,695	23,849
	Robert Half International Inc.	357,403	23,027
	Allison Transmission Holdings Inc.	446,467	21,729
*	WABCO Holdings Inc.	190,000	21,704
	Huntington Ingalls Industries Inc.	92,812	19,161
	Spirit AeroSystems Holdings Inc. Class A	227,365	18,962
*	Generac Holdings Inc.	330,429	17,490
*	Aerojet Rocketdyne Holdings Inc.	438,712	17,316
*	Axon Enterprise Inc.	333,634	17,019
*	RBC Bearings Inc.	117,200	16,340
*	SiteOne Landscape Supply Inc.	300,691	16,027
	Ritchie Bros Auctioneers Inc.	439,029	15,787
*	Beacon Roofing Supply Inc.	402,728	14,631
*	IHS Markit Ltd.	278,883	14,480
	Rockwell Automation Inc.	84,841	14,382
*	HD Supply Holdings Inc.	338,386	14,192
*	Harsco Corp.	660,790	14,075
*	Aerovironment Inc.	171,270	13,301
*	Continental Building Products Inc.	504,823	13,297
*	Cimpress NV	156,855	13,046
	JB Hunt Transport Services Inc.	115,890	12,405
	BWX Technologies Inc.	258,378	11,994
	Lennox International Inc.	49,694	11,394
^	Wabtec Corp.	164,226	11,358
*,^	Kornit Digital Ltd.	592,034	11,343

*	Evoqua Water Technologies Corp.	1,018,213	11,007
*	Atkore International Group Inc.	463,943	10,759
*	Meritor Inc.	494,907	10,235
	Global Brass & Copper Holdings Inc.	311,671	9,425
	Armstrong World Industries Inc.	130,261	8,863
	EMCOR Group Inc.	132,925	8,671
	ArcBest Corp.	224,255	8,436
	Hillenbrand Inc.	197,318	8,366
	Korn Ferry	180,673	8,239
*,^	Bloom Energy Corp. Class A	853,500	8,066
	Insperity Inc.	65,577	6,996
*	TrueBlue Inc.	282,708	6,895
	Graco Inc.	156,019	6,760
*	SP Plus Corp.	187,094	6,193
	Simpson Manufacturing Co. Inc.	100,077	6,143
	KAR Auction Services Inc.	115,229	5,993
	Rush Enterprises Inc. Class A	150,068	5,740
*	Gardner Denver Holdings Inc.	202,670	5,000
*	Vicor Corp.	122,505	4,825
	Comfort Systems USA Inc.	91,998	4,413
	Kimball International Inc. Class B	289,346	4,088
*	Hub Group Inc. Class A	87,307	3,886
	Barrett Business Services Inc.	56,874	3,563
	Exponent Inc.	58,618	2,929
	Cubic Corp.	41,512	2,668
	MSA Safety Inc.	25,464	2,551
	Albany International Corp.	32,349	2,221
*	Herc Holdings Inc.	58,482	2,167
*	ADT Inc.	246,779	1,782
	Greenbrier Cos. Inc.	41,977	1,780
	Covanta Holding Corp.	108,932	1,754
	Kaman Corp.	27,283	1,613
*	Saia Inc.	26,365	1,581
	HEICO Corp.	17,720	1,497
	Schneider National Inc. Class B	61,700	1,310
	Landstar System Inc.	12,704	1,290
*	Avis Budget Group Inc.	35,092	935
			2,649,650
Information Technology (22.7%)
*	Fortinet Inc.	1,639,489	125,536
*	New Relic Inc.	1,018,894	103,571
*	2U Inc.	1,716,843	97,602
*	Cornerstone OnDemand Inc.	1,690,901	96,956
*	Cadence Design Systems Inc.	2,003,188	96,213
*,2	Cardtronics plc Class A	2,999,182	81,188
*	First Solar Inc.	1,540,510	77,934
*	Tableau Software Inc. Class A	579,708	74,110
*	GoDaddy Inc. Class A	1,077,377	73,940
	Entegris Inc.	2,211,488	73,090
*	Five9 Inc.	1,216,667	62,208
	LogMeIn Inc.	654,608	60,892
	Teradyne Inc.	1,598,012	57,512
*	Trimble Inc.	1,494,208	56,272
*	Arrow Electronics Inc.	725,889	55,131
	CDW Corp.	661,171	55,056
*	Itron Inc.	977,184	53,384
*	Zendesk Inc.	784,617	52,985

*	HubSpot Inc.	334,446	52,946
	Power Integrations Inc.	800,661	52,844
*	Wix.com Ltd.	471,400	51,548
*	Euronet Worldwide Inc.	440,630	50,677
*	Cloudera Inc.	3,688,075	49,789
*	DocuSign Inc. Class A	970,680	48,000
	MAXIMUS Inc.	671,660	47,103
*	ON Semiconductor Corp.	2,236,847	44,826
*	Ciena Corp.	1,132,676	43,144
*	Trade Desk Inc. Class A	302,115	43,106
*	ServiceNow Inc.	189,870	41,775
*	Tower Semiconductor Ltd.	2,694,462	40,121
*	Aspen Technology Inc.	404,797	39,115
*	CyberArk Software Ltd.	430,373	37,770
*	RealPage Inc.	676,286	37,716
*	Advanced Micro Devices Inc.	1,492,505	36,432
*	Square Inc.	504,648	36,007
	Jack Henry & Associates Inc.	246,894	32,973
*	Acacia Communications Inc.	736,107	32,028
*	Carbonite Inc.	1,114,050	31,906
	Monolithic Power Systems Inc.	251,980	31,891
*	Proofpoint Inc.	306,169	31,189
	SS&C Technologies Holdings Inc.	603,161	31,057
	j2 Global Inc.	399,094	29,996
	MKS Instruments Inc.	361,710	29,526
*	Inphi Corp.	748,000	29,501
*	WEX Inc.	179,649	28,983
	FLIR Systems Inc.	587,080	28,696
*	SolarWinds Corp.	1,629,429	28,596
*	Ultimate Software Group Inc.	103,366	28,226
*,^	Ambarella Inc.	731,599	27,801
*	IPG Photonics Corp.	198,242	26,366
*	Zebra Technologies Corp.	151,533	26,306
*	Semtech Corp.	535,802	26,019
*	Envestnet Inc.	468,792	25,432
*	Manhattan Associates Inc.	516,975	25,213
	Belden Inc.	467,612	25,069
^	Microchip Technology Inc.	305,587	24,560
	Presidio Inc.	1,535,901	24,467
	Booz Allen Hamilton Holding Corp. Class A	460,117	22,606
*	Guidewire Software Inc.	256,681	22,249
*	Shopify Inc. Class A	128,913	21,718
	Switch Inc.	2,453,795	20,465
	Cognex Corp.	445,909	20,289
*	PTC Inc.	235,300	19,951
*	Gartner Inc.	142,690	19,390
*	Q2 Holdings Inc.	312,751	18,587
*	Qualys Inc.	210,820	18,242
*	Tyler Technologies Inc.	95,855	18,135
	Alliance Data Systems Corp.	102,000	18,114
*	Silicon Laboratories Inc.	234,892	17,969
*	Workiva Inc.	414,273	17,358
	Sabre Corp.	754,776	17,345
*	Palo Alto Networks Inc.	74,950	16,101
*	Box Inc.	758,510	15,868
*	Atlassian Corp. plc Class A	157,528	15,501
	Science Applications International Corp.	218,975	14,702

	National Instruments Corp.	308,157	13,627
*	Twilio Inc. Class A	121,289	13,502
	Broadridge Financial Solutions Inc.	132,554	13,365
*	ANSYS Inc.	80,683	13,260
*	FireEye Inc.	748,646	13,236
*,^	3D Systems Corp.	1,026,791	13,102
*	RingCentral Inc. Class A	134,954	12,475
*	Unisys Corp.	878,518	11,491
*	Synaptics Inc.	280,447	11,162
*	PROS Holdings Inc.	322,573	11,161
*	8x8 Inc.	588,129	10,357
*	ChannelAdvisor Corp.	815,033	8,762
	Cabot Microelectronics Corp.	74,663	7,607
*	Diodes Inc.	212,438	7,144
*	SMART Global Holdings Inc.	285,501	7,083
*	Nutanix Inc.	137,732	7,056
*	A10 Networks Inc.	1,026,019	6,967
*	Appfolio Inc.	109,874	6,956
*	Altair Engineering Inc. Class A	214,038	6,931
	TTEC Holdings Inc.	199,046	6,654
*	Fair Isaac Corp.	27,829	6,267
*	ePlus Inc.	75,253	5,962
*	Pure Storage Inc. Class A	325,396	5,828
*	Nanometrics Inc.	158,975	4,863
*	SPS Commerce Inc.	52,494	4,654
	EVERTEC Inc.	165,203	4,571
*	Benefitfocus Inc.	81,189	4,542
*	Control4 Corp.	226,793	4,506
*	Fitbit Inc. Class A	684,091	4,221
*	Insight Enterprises Inc.	86,641	3,979
^	Ubiquiti Networks Inc.	34,616	3,746
*	Sykes Enterprises Inc.	133,217	3,673
*	Cirrus Logic Inc.	97,854	3,635
	Hackett Group Inc.	202,004	3,634
	CSG Systems International Inc.	95,688	3,463
*	EPAM Systems Inc.	22,312	3,157
*	Varonis Systems Inc.	45,797	2,706
*	Okta Inc.	31,024	2,557
*	eGain Corp.	327,727	2,346
*	ShotSpotter Inc.	47,513	2,288
*	Alarm.com Holdings Inc.	35,172	2,213
*	Coupa Software Inc.	23,403	2,035
*	Virtusa Corp.	41,717	2,024
*	Immersion Corp.	206,403	1,959
*	Bottomline Technologies DE Inc.	36,385	1,879
*	Avid Technology Inc.	338,422	1,611
	Cypress Semiconductor Corp.	104,757	1,453
*	Brightcove Inc.	180,316	1,446
*	Elastic NV	8,242	701
			3,364,707
Materials (3.8%)
	Carpenter Technology Corp.	1,357,409	64,151
	Orion Engineered Carbons SA	1,977,115	54,549
*	Berry Global Group Inc.	1,072,000	52,796
*	Ferro Corp.	2,681,213	44,696
	Methanex Corp.	769,313	41,981
*	Alcoa Corp.	1,385,700	41,128

	Smurfit Kappa Group plc	1,215,089	35,163
	Minerals Technologies Inc.	566,930	33,205
*	Summit Materials Inc. Class A	2,042,650	31,171
	Graphic Packaging Holding Co.	2,375,035	28,667
	Sealed Air Corp.	381,875	15,084
	Balchem Corp.	169,035	14,033
	Louisiana-Pacific Corp.	540,573	13,179
	Ferroglobe plc	5,427,600	12,429
	Chemours Co.	306,718	10,965
	Boise Cascade Co.	359,432	9,874
	Huntsman Corp.	424,399	9,324
	Greif Inc. Class A	170,352	6,644
	Steel Dynamics Inc.	172,175	6,300
*	Verso Corp.	198,832	4,905
	Avery Dennison Corp.	46,065	4,811
	WR Grace & Co.	63,872	4,535
	Albemarle Corp.	44,453	3,589
*	Ingevity Corp.	32,552	3,062
	Quaker Chemical Corp.	14,649	2,995
	Royal Gold Inc.	32,659	2,853
	Cleveland-Cliffs Inc.	253,001	2,710
	Compass Minerals International Inc.	51,169	2,674
*,^	Livent Corp.	204,064	2,583
	Tronox Ltd. Class A	262,912	2,303
*	AdvanSix Inc.	62,029	1,963
	PolyOne Corp.	54,656	1,769
	Trinseo SA	24,401	1,197
			567,288
Other (1.4%)
^,3	Vanguard Small-Cap ETF	1,362,152	200,849

Real Estate (3.2%)
*	SBA Communications Corp. Class A	525,000	95,828
	Jones Lang LaSalle Inc.	406,000	58,225
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,521,363	56,958
	Life Storage Inc.	549,035	53,954
	Douglas Emmett Inc.	1,420,811	53,749
	Xenia Hotels & Resorts Inc.	2,380,371	44,680
	PS Business Parks Inc.	282,281	40,984
	Ryman Hospitality Properties Inc.	178,958	14,379
^	Omega Healthcare Investors Inc.	351,964	14,145
	National Storage Affiliates Trust	362,755	10,556
	National Health Investors Inc.	107,737	8,970
	CubeSmart	273,365	8,461
	Gaming and Leisure Properties Inc.	187,771	7,041
	RMR Group Inc. Class A	47,506	3,136
	EastGroup Properties Inc.	27,378	2,833
	Taubman Centers Inc.	29,780	1,483
	Lamar Advertising Co. Class A	19,670	1,464
	Tanger Factory Outlet Centers Inc.	32,250	734
	Colony Capital Inc.	109,879	667
			478,247
Utilities (0.5%)
	Pattern Energy Group Inc. Class A	2,908,695	61,897

NRG Energy Inc.	272,633	11,154
		73,051
Total Common Stocks (Cost $11,800,828)		14,388,178

		Coupon
Temporary Cash Investments (4.3%)[1]
Money Market Fund (3.7%)
4,5	Vanguard Market Liquidity Fund	2.572%		5,540,108	554,011

			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.4%)
	Deutsche Bank Securities, Inc. (Dated 1/31/19, Repurchase Value $64,105,000, collateralized by U.S. Treasury Note/Bond 2.500%, 1/15/22, with a value of 65,382,000)	2.580%	2/1/19	64,100	64,100

U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill	2.292%	2/21/19	2,000	1,998
	United States Treasury Bill	2.302%	2/28/19	500	499
	United States Treasury Bill	2.365%	3/21/19	200	199
	United States Treasury Bill	2.423%-2.435%	4/11/19	3,350	3,335
6	United States Treasury Bill	2.479%	5/9/19	15,000	14,904
6	United States Treasury Bill	2.497%	5/23/19	500	496
					21,431
Total Temporary Cash Investments (Cost $639,508)					639,542
Total Investments (101.4%) (Cost $12,440,336)					15,027,720
Other Assets and Liabilities-Net (-1.4%)[5]					(201,310)
Net Assets (100%)					14,826,410

*        Non-income-producing security.

^        Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $167,620,000.

1       The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.8% and 2.6%, respectively, of net assets.

2       Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

3       Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4       Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5       Includes $174,031,000 of collateral received for securities on loan.

6       Securities with a value of $12,340,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	3,336	250,233	11,329

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures

Explorer Fund

contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	14,353,015	35,163	—
Temporary Cash Investments	554,011	85,531	—
Futures Contracts—Assets[1]	1,953	—	—
Total	14,908,979	120,694	—

1 Represents variation margin on the last day of the reporting period.

F. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Cardtronics plc Class A	79,452	2,217	—	—	(481)	—	—	81,188
Vanguard Market Liquidity Fund	726,044	NA1	NA1	(3)	(5)	2,882	—	554,011
Vanguard Small-Cap ETF	228,153	92,069	112,331	(22,173)	15,131	877	—	200,849
Vanguard Small-Cap Growth ETF	63,818	—	65,052	46,539	(45,305)	—	—	—
Total	1,097,467			24,363	(30,660)	3,759	—	836,048

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.